Cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank	£ 54	£ 199
Short-term deposits	275	940
Cash and cash equivalents	£ 329	£ 1,139	[1]	£ 127

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).